Supplement, dated November 15, 2007,
                 to the Prospectus, dated February 1, 2007, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                                 (the "Series")


Capitalized terms without definitions have the same meaning as in the Series' Prospectus. The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The information relating to the sales charge in respect of Class A shares and Class C shares in the table entitled "Shareholder Fees for Each Fund:
Shareholder Fees (fees paid directly from your investment)" under the heading "Fees and Expenses of the Funds" on page 13 of the Prospectus is replaced with the following:

Shareholder Fees (fees paid directly from your investment)                              Class A      Class C
------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                        5.75%           1%
      Maximum Sales Charge (Load) on Purchases (as a % of offering price)                5.75%(1)       none
      Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a %
          of original purchase price or current net asset value, whichever is less)       none(1)        1%

-------------
(1) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

The information under the heading "Examples of Each Fund's Expenses" on page 16 of the Prospectus is replaced with the following:

Example

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in each Fund at the beginning of each period shown (and pay any applicable sales charge), (2) your investment in each Fund has a 5% return each year, and (3) each Fund's operating expenses (including the management fee and acquired fund (Underlying ETF) fees and expenses) are (i) the net operating expenses through January 31, 2009 (which reflect the applicable contractual expense reimbursement/fee waiver arrangement described above) and (ii) after January 31, 2009, the total gross operating expenses shown above. TargETFund 2045 and TargETFund 2035 are new and, as such, examples of only 1- and 3-year holding periods are provided. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TargETFund 2045

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

                                                  1 Year       3 Years
-------------------------------------------------------------------------
Class A                                           $ 697         $1,046
-------------------------------------------------------------------------
Class C                                             305            728
-------------------------------------------------------------------------
Class D                                             305            728
-------------------------------------------------------------------------
Class R                                             255            576
-------------------------------------------------------------------------

TargETFund 2045

If you did not sell your shares at the end of each period, your costs would be:

                                                  1 Year       3 Years
-------------------------------------------------------------------------
Class A                                           $ 697         $1,046
-------------------------------------------------------------------------
Class C                                             205            728
-------------------------------------------------------------------------
Class D                                             205            728
-------------------------------------------------------------------------
Class R                                             155            576
-------------------------------------------------------------------------

TargETFund 2035

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

                                                  1 Year       3 Years
-------------------------------------------------------------------------
Class A                                           $ 697         $1,046
-------------------------------------------------------------------------
Class C                                             305            728
-------------------------------------------------------------------------
Class D                                             305            728
-------------------------------------------------------------------------
Class R                                             255            576
-------------------------------------------------------------------------

TargETFund 2035

If you did not sell your shares at the end of each period, your costs would be:

                                                  1 Year       3 Years
-------------------------------------------------------------------------
Class A                                           $ 697         $1,046
-------------------------------------------------------------------------
Class C                                             205            728
-------------------------------------------------------------------------
Class D                                             205            728
-------------------------------------------------------------------------
Class R                                             155            576
-------------------------------------------------------------------------

TargETFund 2025

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

                       1 Year       3 Years        5 Years     10 Years
-------------------------------------------------------------------------
Class A                $ 696        $1,057         $1,547       $2,894
-------------------------------------------------------------------------
Class C                  304           740          1,410        3,205
-------------------------------------------------------------------------
Class D                  304           740          1,410        3,205
-------------------------------------------------------------------------
Class R                  254           588          1,159        2,715
-------------------------------------------------------------------------

TargETFund 2025

If you did not sell your shares at the end of each period, your costs would be:

                       1 Year       3 Years        5 Years     10 Years
-------------------------------------------------------------------------
Class A                $ 696        $1,057         $1,547       $2,894
-------------------------------------------------------------------------
Class C                  204           740          1,410        3,205
-------------------------------------------------------------------------
Class D                  204           740          1,410        3,205
-------------------------------------------------------------------------
Class R                  154           588          1,159        2,715
-------------------------------------------------------------------------

TargETFund 2015

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

                       1 Year       3 Years        5 Years     10 Years
-------------------------------------------------------------------------
Class A                $ 695        $1,041         $1,502       $2,776
-------------------------------------------------------------------------
Class C                  303           723          1,364        3,090
-------------------------------------------------------------------------
Class D                  303           723          1,364        3,090
-------------------------------------------------------------------------
Class R                  253           571          1,112        2,594
-------------------------------------------------------------------------

TargETFund 2015

If you did not sell your shares at the end of each period, your costs would be:

                       1 Year       3 Years        5 Years     10 Years
-------------------------------------------------------------------------
Class A                $ 695        $1,041         $1,502       $2,776
-------------------------------------------------------------------------
Class C                  203           723          1,364        3,090
-------------------------------------------------------------------------
Class D                  203           723          1,364        3,090
-------------------------------------------------------------------------
Class R                  153           571          1,112        2,594
-------------------------------------------------------------------------

TargETFund Core

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

                       1 Year       3 Years        5 Years     10 Years
-------------------------------------------------------------------------
Class A                $ 692        $  994         $1,373       $2,443
-------------------------------------------------------------------------
Class C                  300           675          1,232        2,753
-------------------------------------------------------------------------
Class D                  300           675          1,232        2,753
-------------------------------------------------------------------------
Class R                  250           522            977        2,239
-------------------------------------------------------------------------

TargETFund Core

If you did not sell your shares at the end of each period, your costs would be:

                       1 Year       3 Years       5 Years      10 Years
-------------------------------------------------------------------------
Class A                $ 692        $ 994          $1,373       $2,443
-------------------------------------------------------------------------
Class C                  200          675           1,232        2,753
-------------------------------------------------------------------------
Class D                  200          675           1,232        2,753
-------------------------------------------------------------------------
Class R                  150          522             977        2,239
-------------------------------------------------------------------------

The section on page 36 of the Prospectus under the heading "Shareholder Information - Deciding Which Class of Shares to Buy" explaining the sales charge in respect of each Fund's Class A shares is replaced with the following:

Class A
--------------------------------------------------------------------------------
o Initial sales charge on Fund purchases, as set forth below:

                        Sales Charge as      Sales Charge as       Regular Dealer
   Amount of Your            a % of         a % of Net Amount    Discount as a % of
     Investment        Offering Price (1)      Invested (1)        Offering Price
-------------------------------------------------------------------------------------
Less than $50,000             5.75%                6.10%                5.00%
$50,000 - $99,999             4.50                 4.71                 4.00
$100,000 - $249,999           3.50                 3.63                 3.00
$250,000 - $499,999           2.50                 2.56                 2.25
$500,000 - $999,999           2.00                 2.04                 1.75
$1,000,000 and over(2)        0.00                 0.00                 0.00

--------------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.

o     No  initial  sales  charge  on   reinvested   dividends  or  capital  gain
      distributions.

The last three sentences of the paragraph under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Letter of Intent" on page 37 of the Prospectus are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The information under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Eligible Employee Benefit Plans" on page 37 of the Prospectus is replaced with the following:

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

                      Supplement, dated November 15, 2007,
     to the Statement of Additional Information, dated February 1, 2007, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                                 (the "Series")


Capitalized terms without definitions shall have the same meaning as in the Series' Statement of Additional Information (the "SAI"). The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The first sentence and the information relating to Class A shares and Class C shares under the heading "Investment Advisory and Other Services -- Dealer Reallowances" on page 21 of the SAI is replaced with the following (the schedule relating to Class C shares has been deleted in its entirety):

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of each Fund, as set forth below:

Class A
                        Sales Charge as      Sales Charge as       Regular Dealer
                             a % of         a % of Net Amount    Reallowance as a %
 Amount of Purchase    Offering Price (1)        Invested        of Offering Price
-------------------------------------------------------------------------------------
Less than $50,000             5.75%                6.10%                5.00%
$50,000 - $99,999             4.50                 4.71                 4.00
$100,000 - $249,999           3.50                 3.63                 3.00
$250,000 - $499,999           2.50                 2.56                 2.25
$500,000 - $999,999           2.00                 2.04                 1.75
$1,000,000 and over           0.00                 0.00                 0.00

---------------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

The last three sentences of the paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Letter of Intent" on page 32 of the SAI are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The first sentence under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Eligible Employee Benefit Plans" on page 33 of the SAI is replaced with the following:

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Funds may sell shares at net asset value to "eligible employee benefit plans" which have at least $2 million in plan assets at the time of investment in the Funds, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

The first paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class C" on page 35 of the SAI is replaced with the following:

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

The first paragraph and the information relating to Class A shares and Class C shares under the heading "Purchase, Redemption, and Pricing of Shares - Specimen Price Make-Up" on pages 37 and 38 of the SAI are replaced with the following:

Under the current distribution arrangements between the Series and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 5.75%, and Class B, Class C, Class D, Class I and Class R shares are sold at NAV(2). Class B shares have been authorized by the Series' Board of Directors but are not currently being offered and, as such, offering price information relating to the Funds' Class B shares is not presented. Using each Class's NAV at September 30, 2006 (except for TargETFund 2045 and TargETFund 2035, the initial NAV at October 2, 2006), the maximum offering price of each Fund's shares is as follows:

                                      TargETFund     TargETFund     TargETFund    TargETFund    TargETFund
                                         2045           2035           2025          2015         Core
Class A
Net asset value per share ............  $8.10          $8.10          $7.87          $7.86         $7.60
Maximum initial sales
charge (5.75% of offering
price) ...............................   0.49           0.49           0.48           0.48          0.46
                                        -----          -----          -----          -----         -----
Offering price to
public ...............................  $8.59          $8.59          $8.35          $8.34         $8.06
                                        =====          =====          =====          =====         =====

Class C
Net asset value and
offering price per
share(2) .............................  $8.10          $8.10          $7.84          $7.84         $7.61
                                        =====          =====          =====          =====         =====

----------
(2) Class C shares and Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within one year of a retirement plan's initial purchase.

Effective immediately, the first and second paragraphs under the heading "Underwriters - Other Payments" on page 41 of the SAI are replaced with the following:

Seligman Advisors pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the "TargETFunds") and Seligman Cash Management Fund, Inc. (the "Cash Fund")) of $1,000,000 or more ("NAV sales"), calculated as follows:

     -----------------------------------------------------------------
                                            Payment to Dealer
          Amount of Purchase              (as a % of NAV Sales)
     -----------------------------------------------------------------
     $1,000,000 - $3,999,999                     1.00%
     -----------------------------------------------------------------
     $4,000,000 - $24,999,999                    0.50%
     -----------------------------------------------------------------
     $25,000,000 or more                         0.25%
     -----------------------------------------------------------------

With respect to purchases of Class A shares of the TargETFunds, Seligman Advisors shall pay authorized dealers or investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors also pays authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

     -----------------------------------------------------------------
                                            Payment to Dealer
          Amount of Purchase              (as a % of NAV Sales)
     -----------------------------------------------------------------
     $1,000,000 - $3,999,999                     1.00%
     -----------------------------------------------------------------
     $4,000,000 - $24,999,999                    0.50%
     -----------------------------------------------------------------
     $25,000,000 or more                         0.25%
     -----------------------------------------------------------------

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. The fees in this paragraph and the preceding paragraph are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).